Accounts receivable, net - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of top customers	10
Credit concentration risk [Member] | Accounts receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, percentage	83.00%	86.00%